Acquisitions (Details) £ in Billions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024 GBP (£) item	Jun. 20, 2024 GBP (£)
Retail banking assets and liabilities of Sainsbury's Bank plc
Disclosure of detailed information about business combination [line items]
Gross customer assets to be acquired in asset acquisition			£ 2.5
Unsecured personal loans to be acquired in asset acquisition			1.4
Credit card balances to be acquired in asset acquisition			1.1
Customer deposits to be assumed in asset acquisition			£ 2.6
Residential mortgages from Metro Bank Plc
Disclosure of detailed information about business combination [line items]
Impact on CET1 ratio upon completion of asset acquisition		(0.10%)
Residential mortgages to be acquired in asset acquisition		£ 2.5
Percentage of loan to value of mortgages to be acquired in asset acquisition		62.00%
Number of customer accounts to be acquired in asset acquisition | item		10,000
Forecast | Retail banking assets and liabilities of Sainsbury's Bank plc
Disclosure of detailed information about business combination [line items]
Impact on CET1 ratio upon completion of asset acquisition	0.20%